RELATED PARTY TRANSACTIONS- Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Salaries and short-term employee benefits	$ 2,624	$ 2,754
Non-executive directors' fees	82	194
Non-executive directors' deferred share units	731	87
Share-based payments	2,836	2,108
Key management personnel compensation	$ 6,273	$ 5,143